Note 10 - Change on Accounting Method (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018
Additional Paid in Capital	$ 521,305	$ 543,327	$ 540,171
Accumulated Deficit	(269,499)	$ (533,195)	$ (528,685)
Change in Warrant Liability	$ 0
Earnings Per Share	$ (8.60)
Previously Reported
Additional Paid in Capital	$ 519,702
Accumulated Deficit	(267,896)
Change in Warrant Liability	$ 925
Earnings Per Share	$ (8.54)
Revisions
Additional Paid in Capital	$ 1,603
Accumulated Deficit	(1,603)
Change in Warrant Liability	$ (925)
Earnings Per Share	$ (0.06)